Others - Capital management , schedule of gearing ratios (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Others
Total liabilities	$ 30,957	$ 28,309
Total equity	$ 139,406	$ 181,964	$ (190,442)	$ (35,743)
Gearing ratio	0.22	0.16